Stock-Based Compensation Expense - Summary Of Restricted Stock Option Activity (Detail) - Two Thousand Seventeen and Two Thousand Twenty One Equity Incentive Plan - Restricted stock units [Member] - USD ($)
$ / shares in Units, $ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Beginning Balance	0
Number of Shares, Ending Balance	53,238,391	0
Weighted Average Grant Date Fair Value, Beginning Balance	$ 0
Weighted Average Grant Date Fair Value, Ending Balance	$ 6.87	$ 0
Bird Rides [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Beginning Balance	321,563	707,438
Number of Shares, Vested	(321,563)	(385,875)
Number of Shares, Ending Balance	0	321,563
Number of Shares, Vested at December 31, 2020	1,582,741
Aggregate intrinsic value, Outstanding	$ 0	$ 768	$ 2,558
Aggregate intrinsic value, Vested at December 31, 2020	$ 9,417
Weighted Average Grant Date Fair Value, Beginning Balance	$ 0.22	$ 0.22
Weighted Average Grant Date Fair Value, Vested	0.22	0.22
Weighted Average Grant Date Fair Value, Ending Balance	0	$ 0.22
Weighted Average Grant Date Fair Value, Vested at December 31, 2020	$ 0.22